UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     CapitalWorks Investment Partners, LLC

Address:  402 West Broadway
          25th Floor
          San Diego, CA 92101

13F File Number: 28-05519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John D. Wylie
Title:    Partner, CapitalWorks Investment Partners, LLC
Phone:    (619) 615-1000

Signature, Place and Date of Signing:


/s/ JOHN D. WYLIE               SAN DIEGO, CALIFORNIA          November 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                     [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
          Frank Russell Company
          13F File Number: 28-01190

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:       113

Form 13F Information Table Value Total:  $169,345
                                        (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                CAPITALWORKS INVESTMENT PARTNERS, LLC
            COLUMN 1                   COLUMN 2       COLUMN 3     COL 4      COLUMN 5         COLUMN 6   COL 7         COLUMN 8

                                                                   VALUE   SHRS OR SH/ PUT/   INVSTMENT   OTHR     VOTING AUTHORITY
         NAME OF ISSUER             TITLE OF CLASS    CUSIP       (X$1000) PRN AMT PRN CALL   DISCRTION   MNGR   SOLE    SHARED NONE
HALLIBURTON COMPANY                Note 3.125% 7/1    406216AM3     939    500,000 PRN        SOLE        NONE   500,000
TEKELEC INC                        Note 2.250% 6/1    879101AE3     899    750,000 PRN        SOLE        NONE   750,000
MICRON TECH                        Note 2.500% 2/0    595112AG8     879    750,000 PRN        SOLE        NONE   750,000
SCIENTIFIC GAMES                   SDCV 0.750% 12/0   80874PAC3     878    750,000 PRN        SOLE        NONE   750,000
CYTYC CORP                         NOTE 2.250% 3/1    232946AB9     800    750,000 PRN        SOLE        NONE   750,000
ADCT TELECOMM                      FRNT 6/1           000886AB7     789    750,000 PRN        SOLE        NONE   750,000
LIBERTY MEDIA CORP                 DEB 3.500% 1/1     530715AN1     743    750,000 PRN        SOLE        NONE   750,000
MERCURY INTERACTIVE CORP           NOTE 5/0           589405AD1     737    750,000 PRN        SOLE        NONE   750,000
WILSON GREATBATCH TECHNOLOGY       SDCV 2.250% 6/1    972232AB8     704    750,000 PRN        SOLE        NONE   750,000
OPENWAVE SYS INC                   NOTE 2.750% 6/1    683718AC4     686    600,000 PRN        SOLE        NONE   600,000
INVITROGEN CORP                    NOTE 1.500% 2/1    46185RAK6     682    750,000 PRN        SOLE        NONE   750,000
AMERICAN TOWER CORP                NOTE 3.000% 8/1    029912AR3     674    500,000 PRN        SOLE        NONE   500,000
QUANTA SERVICES                    SDCV 4.500% 10/0   74762EAC6     646    500,000 PRN        SOLE        NONE   500,000
SCHLUMBERGER                       DBCV 1.500% 6/0    806857AC2     616    500,000 PRN        SOLE        NONE   500,000
CYPRESS SEMICONDUCTOR CORP         NOTE 1.250% 6/1    232806AH2     584    500,000 PRN        SOLE        NONE   500,000
AKAMAI TECHNOLOGIES                NOTE 1.000% 12/1   00971TAE1     571    500,000 PRN        SOLE        NONE   500,000
BEST BUY INC                       SDCV 2.250% 1/1    086516AF8     547    500,000 PRN        SOLE        NONE   500,000
LAMAR ADVERTISING                  NOTE 2.875% 12/3   512815AG6     534    500,000 PRN        SOLE        NONE   500,000
ALEXION PHARMACEUTICALS INC        NOTE 1.375% 2/0    015351AF6     524    500,000 PRN        SOLE        NONE   500,000
AMR CORP 144A                      NOTE 4.500% 2/1    001765BB1     518    750,000 PRN        SOLE        NONE   750,000
SEPRACOR INC                       NOTE 10/1          817315AW4     508    500,000 PRN        SOLE        NONE   500,000
MAVERICK TUBE CORP                 NOTE 4.000% 6/1    577914AB0     491    400,000 PRN        SOLE        NONE   400,000
FLIR SYSTEMS INC                   NOTE 3.000% 6/0    302445AB7     444    300,000 PRN        SOLE        NONE   300,000
FIRST ADVANTAGE CORP               CL A               31845F100   4,301    146,300  SH        SOLE        NONE   146,300
INFORMATICA CORP                   COM                45666Q102   3,840    319,500  SH        SOLE        NONE   319,500
MADDEN STEVEN LTD                  COM                556269108   3,369    147,000  SH        SOLE        NONE   147,000
ADVENT SOFTWARE                    COM                007974108   3,284    121,900  SH        SOLE        NONE   121,900
MERIT MEDICAL SYSTEMS INC          COM                589889104   3,209    180,900  SH        SOLE        NONE   180,900
SCANSOFT INC COM                   COM                80603P107   3,135    588,100  SH        SOLE        NONE   588,100
OPENWAVE SYSTEMS INC               COM                683718308   3,132    174,200  SH        SOLE        NONE   174,200
INTEGRATED SILICON SOLUTION        COM                45812P107   3,070    365,500  SH        SOLE        NONE   365,500
REDBACK NETWORKS INC               COM                757209507   3,051    307,512  SH        SOLE        NONE   307,512
GYMBOREE CORP                      COM                403777105   2,849    208,900  SH        SOLE        NONE   208,900
WILLIAMS CO INC DEL                COM                969457100   2,753    109,900  SH        SOLE        NONE   109,900
DIGENE CORP                        COM                253752109   2,665     93,500  SH        SOLE        NONE    93,500
O2 MICRO INTERNATIONAL             ORD                G6797E106   2,575    163,600  SH        SOLE        NONE   163,600
BROADCOM CORP CL-A                 CL A               111320107   2,501     53,300  SH        SOLE        NONE    53,300
ADVANCED MICRO DEVICES COM         COM                007903107   2,475     98,200  SH        SOLE        NONE    98,200
ALKERMES INC COM                   COM                01642T108   2,438    145,100  SH        SOLE        NONE   145,100
LOWES COMPANIES                    COM                548661107   2,357     36,600  SH        SOLE        NONE    36,600
TODCO                              CL A               88889T107   2,323     55,700  SH        SOLE        NONE    55,700
ALAMOSA HOLDINGS INC               COM                011589108   2,318    135,500  SH        SOLE        NONE   135,500
ENSCO INTL INC COM                 COM                26874Q100   2,292     49,200  SH        SOLE        NONE    49,200
MYOGEN INC                         COM                62856E104   2,244     95,500  SH        SOLE        NONE    95,500
AMERICAN TOWER CORP                CL A               029912201   2,201     88,200  SH        SOLE        NONE    88,200
SUPERTEX INC                       COM                868532102   2,192     73,100  SH        SOLE        NONE    73,100
PHASE FORWARD INC                  COM                71721R406   2,174    198,900  SH        SOLE        NONE   198,900
AUTODESK INC                       COM                052769106   2,150     46,300  SH        SOLE        NONE    46,300
MEDIMMUNE INC                      COM                584699102   2,096     62,300  SH        SOLE        NONE    62,300
GOLDMAN SACHS GROUP INC            COM                38141G104   2,067     17,000  SH        SOLE        NONE    17,000
WEBSIDESTORY INC                   COM                947685103   2,063    116,400  SH        SOLE        NONE   116,400
TRINITY INDUSTRIES INC             COM                896522109   2,025     50,000  SH        SOLE        NONE    50,000
INTERSIL CORP                      CL A               46069S109   1,962     90,100  SH        SOLE        NONE    90,100
NORTHERN TR CORP                   COM                665859104   1,891     37,400  SH        SOLE        NONE    37,400
QUEST SOFTWARE                     COM                74834T103   1,858    123,300  SH        SOLE        NONE   123,300
FREESCALE SEMICONDUCTOR INC        CL B               35687M206   1,856     78,700  SH        SOLE        NONE    78,700
MEDTRONIC INC COM                  COM                585055106   1,812     33,800  SH        SOLE        NONE    33,800
SUPERIOR ENERGY SERVICES INC       COM                868157108   1,808     78,300  SH        SOLE        NONE    78,300
AGILE SOFTWARE CORP                COM                00846X105   1,799    250,900  SH        SOLE        NONE   250,900
SCIENTIFIC GAMES CORP              CL A               80874P109   1,770     57,100  SH        SOLE        NONE    57,100
HUDSON HIGHLAND GROUP INC          COM                443792106   1,766     70,800  SH        SOLE        NONE    70,800
QUALCOMM INC                       COM                747525103   1,754     39,200  SH        SOLE        NONE    39,200
AMN HEALTHCARES SERVICES           COM                001744101   1,722    111,300  SH        SOLE        NONE   111,300
URBAN OUTFITTERS INC               COM                917047102   1,693     57,600  SH        SOLE        NONE    57,600
BEST BUY                           COM                086516101   1,693     38,900  SH        SOLE        NONE    38,900
ACTIVISION INC                     COM                004930202   1,658     81,100  SH        SOLE        NONE    81,100
FOX HOLLOW TECHNOLOGIES            COM                35166A103   1,638     34,400  SH        SOLE        NONE    34,400
GENESIS MICROCHIP                  COM                37184C103   1,626     74,100  SH        SOLE        NONE    74,100
GRANT PRIDECO INC                  COM                38821G101   1,614     39,700  SH        SOLE        NONE    39,700
ENTEGRIS INC                       COM                29362U104   1,614    142,791  SH        SOLE        NONE   142,791
VARIAN SEMICONDUCTOR EQUIPMENT     COM                922207105   1,610     38,000  SH        SOLE        NONE    38,000
ADTRAN INC                         COM                00738A106   1,562     49,600  SH        SOLE        NONE    49,600
VIASAT INC                         COM                92552V100   1,531     59,700  SH        SOLE        NONE    59,700
ARTHROCARE CORP                    COM                043136100   1,499     37,277  SH        SOLE        NONE    37,277
QUANTA SVCS INC COM                COM                74762E102   1,447    113,400  SH        SOLE        NONE   113,400
THQ INC                            COM                872443403   1,423     66,750  SH        SOLE        NONE    66,750
ULTIMATE SOFTWARE GROUP INC        COM                90385D107   1,385     75,200  SH        SOLE        NONE    75,200
HOLOGIC INC                        COM                436440101   1,380     23,900  SH        SOLE        NONE    23,900
TRIDENT MICROSYSTEMS INC           COM                895919108   1,339     42,100  SH        SOLE        NONE    42,100
MATRIXONE INC                      COM                57685P304   1,319    250,800  SH        SOLE        NONE   250,800
LIFELINE SYSTEMS INC               COM                532192101   1,307     39,100  SH        SOLE        NONE    39,100
CUTERA INC                         COM                232109108   1,294     49,900  SH        SOLE        NONE    49,900
FLIR SYSTEMS                       COM                302445101   1,289     43,600  SH        SOLE        NONE    43,600
CROSS CTRY HEALTHCARE INC          COM                227483104   1,275     68,700  SH        SOLE        NONE    68,700
CYBERSOURCE CORP                   COM                23251J106   1,167    177,300  SH        SOLE        NONE   177,300
GENTIVA HEALTH SERVICES INC        COM                37247A102   1,147     63,300  SH        SOLE        NONE    63,300
SONOSITE INC                       COM                83568G104   1,143     38,500  SH        SOLE        NONE    38,500
UNIVERSAL AMERICAN FINANCIAL COR   COM                913377107   1,098     48,300  SH        SOLE        NONE    48,300
ANADYS PHARMACEUTICALS INC         COM                03252Q408   1,093    102,400  SH        SOLE        NONE   102,400
BOTTOMLINE TECHNOLOGIES INC        COM                101388106   1,086     72,000  SH        SOLE        NONE    72,000
PACER INTL INC TENN                COM                69373H106   1,036     39,300  SH        SOLE        NONE    39,300
LIFETIME FITNESS INC               COM                53217R207   1,024     30,900  SH        SOLE        NONE    30,900
COSI INC                           COM                22122P101   1,015    103,400  SH        SOLE        NONE   103,400
BJS RESTAURANTS INC                COM                09180C106   1,015     49,700  SH        SOLE        NONE    49,700
24 / 7 MEDIA INC COM               COM                901314203     986    140,001  SH        SOLE        NONE   140,001
GREY WOLF INC                      COM                397888108     980    116,200  SH        SOLE        NONE   116,200
SYMMETRY MEDICAL INC               COM                871546206     927     39,100  SH        SOLE        NONE    39,100
RC2 CORPORATION                    COM                749388104     891     26,400  SH        SOLE        NONE    26,400
AVOCENT CORP                       COM                053893103     870     27,500  SH        SOLE        NONE    27,500
NABI BIOPHARMACEUTICALS            COM                629519109     860     65,659  SH        SOLE        NONE    65,659
VASCULAR SOLUTIONS INC             COM                92231M109     841     85,000  SH        SOLE        NONE    85,000
RADIANT SYSTEMS INC                COM                75025N102     828     80,200  SH        SOLE        NONE    80,200
MANHATTAN ASSOCIATES INC           COM                562750109     819     35,300  SH        SOLE        NONE    35,300
INSITUFORM TECHNOLOGIES INC        CL A               457667103     807     46,700  SH        SOLE        NONE    46,700
EQUINIX INC                        COM                29444U502     775     18,600  SH        SOLE        NONE    18,600
THERAVANCE INC                     COM                88338T104     751     35,700  SH        SOLE        NONE    35,700
ILLUMINA INC                       COM                452327109     719     56,100  SH        SOLE        NONE    56,100
OPTIMAL GROUP INC                  CL A               68388R208     678     32,800  SH        SOLE        NONE    32,800
KEYSTONE AUTOMOTIVE INDUSTRIES     COM                49338N109     663     23,000  SH        SOLE        NONE    23,000
SYMYX TECHNOLOGIES INC             COM                87155S108     656     25,100  SH        SOLE        NONE    25,100
AMERICAN ECOLOGY CORP              COM                025533407     632     32,200  SH        SOLE        NONE    32,200
ALEXION PHARMACEUTICALS INC        COM                015351109     448     16,200  SH        SOLE        NONE    16,200
SCHERING PLOUGH CONVT PFD 6%       PFD CONV MAND      806605606     651      1,200  SH        SOLE        NONE     1,200

02466.0001 #617783